Loss per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	June 30,
	2020	2019

Net loss	(19,629)	(15,543)

Weighted average common shares outstanding – basic and diluted	9,588,854	305,224
Net loss per common share – basic and diluted	$(2.05)	$(50.92)